Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Operating lease ROU assets	¥ 81,055	$ 11,643
Operating lease liabilities, current portion	52,781	7,582
Operating lease liabilities, non-current portion			¥ 54,596
Other non-current assets [Member]
Operating lease ROU assets	81,055	11,643
Accrued expenses and other payables [Member]
Operating lease liabilities, current portion	52,781	7,582
Other liabilities [Member]
Operating lease liabilities, non-current portion	¥ 23,067	$ 3,313